S-K 1602(c) Dilution	May 14, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.71
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.29
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.71
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	202,500,000
Net Tangible Book Value, Adjusted	$ 193,930,212
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	25,156,250
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.73
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.27
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.73
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	176,250,000
Net Tangible Book Value, Adjusted	$ 169,117,112
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	21,875,000
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (8,575,000)
No Redemption [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,000,000)
No Redemption [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (138,100)
No Redemption [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(656,250)
No Redemption [Member] | Offering costs | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
No Redemption [Member] | Offering costs | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
No Redemption [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,125,000
No Redemption [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,500,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.45)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.45
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.45)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	202,500,000
Net Tangible Book Value, Adjusted	$ (7,319,788)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	5,031,250
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.45
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	(1.34)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	11.34
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.34)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	176,250,000
Net Tangible Book Value, Adjusted	$ (5,882,888)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	4,375,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 11.34
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (201,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(20,125,000)
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (175,000,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(17,500,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (8,575,000)
Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,000,000)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (138,100)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(656,250)
Redemption at 100 Percent of Maximum [Member] | Offering costs | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 100 Percent of Maximum [Member] | Offering costs | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,125,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,500,000
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	202,500,000
Net Tangible Book Value, Adjusted	$ 143,617,712
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	20,125,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.86
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	7.16
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.84
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.16
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	176,250,000
Net Tangible Book Value, Adjusted	$ 125,367,112
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	17,500,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 2.84
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (50,312,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(5,031,250)
Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (43,750,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(4,375,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (8,575,000)
Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,000,000)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (138,100)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(656,250)
Redemption at 25 Percent of Maximum [Member] | Offering costs | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 25 Percent of Maximum [Member] | Offering costs | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,125,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,500,000
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.18
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.82
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.18
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	202,500,000
Net Tangible Book Value, Adjusted	$ 93,305,212
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	15,093,750
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.82
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	6.22
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.78
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.22
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	176,250,000
Net Tangible Book Value, Adjusted	$ 81,617,112
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	13,125,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 3.78
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (100,625,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(10,062,500)
Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (87,500,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(8,750,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (8,575,000)
Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,000,000)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (138,100)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(656,250)
Redemption at 50 Percent of Maximum [Member] | Offering costs | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 50 Percent of Maximum [Member] | Offering costs | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,125,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,500,000
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.27
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.73
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.27
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	202,500,000
Net Tangible Book Value, Adjusted	$ 42,992,712
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	10,062,500
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.73
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.33
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.67
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.33
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (19,788)
Net Tangible Book Value, Proceeds from Offering	176,250,000
Net Tangible Book Value, Adjusted	$ 37,867,112
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	5,031,250
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	8,750,000
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 5.67
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (150,937,500)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(15,093,750)
Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (131,250,000)
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(13,125,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (8,575,000)
Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	(7,000,000)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ (138,100)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited or Cancelled [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(656,250)
Redemption at 75 Percent of Maximum [Member] | Offering costs | Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 75 Percent of Maximum [Member] | Offering costs | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution	$ 25,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,125,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member] | Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	17,500,000